BASIC AND DILUTED NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

NOTE 17 – BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share amounts):

	Twelve Months Ended December 31,
	2025	2024
Numerator:
Net income (loss) from continuing operations	$854	$(21,184)
Net income (loss) from discontinued operations	$4,319	$(19,461)
Denominator:
Weighted-average common shares outstanding, basic and diluted	4,386,829	1,664,502

The following securities were excluded due to their anti-dilution effect on net income (loss) per share attributable to common stockholders recorded in each of the periods:

	As of December 31,
	2025	2024
Warrants to purchase common stock	1,161,195	1,161,195
2024 convertible note and second, third and fourth tranche notes on an-converted basis	2,522,355	—
Stock options outstanding	17,703	18,614
Restricted stock units with performance and market conditions	14,601	10,964
Total	3,715,854	1,190,773